Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

22. Shareholders' equity

Authorized capital

     At December 31, 2010, the Company was authorized to issue a maximum of 400,000 shares, consisting of 240,000 class A shares and 160,000 class B shares with a par value of $1,000 each.

     On February 22, 2011, effective as of March 8, 2011, the Company increased the maximum number of shares it is authorized to issue to an unlimited number of shares of no par value each.

     On March 16, 2011, the Company limited the maximum number of shares it is authorized to issue to 500,000,000, consisting of 420,000,000 Class A shares and 80,000,000 Class B shares of no par value each. For both classes of shares, the balance sheet reflects the new capital structure.

Issued and outstanding capital

     At December 31, 2006, the Company had issued and outstanding 50,000 shares, with a total par value $50. Prior to the acquisition of the LatAm business, the Company increased the number of shares it is authorized to issue from 50,000 shares to an aggregate of 400,000 shares, par value $1,000 per share, canceling the then outstanding common shares. On August 3, 2007, the Company issued 234,000 class A shares and 156,000 class B shares, with a total par value $390,000, in exchange for $377,546. The proceeds from this issuance were used to finance the acquisition of the LatAm business.

     On March 14, 2011, the Company's Board of Directors approved a 620.21-for-1.00 stock split of the outstanding shares in order to reduce the unit price per share and improve its marketability in connection with the initial public offering. As a result of the stock split, the Company distributed 241,492,966 additional shares to its existing shareholders on a pro-rata basis. After the stock split, the issued and outstanding shares increased to 241,882,966, consisting of 145,129,780 class A shares and 96,753,186 class B shares with no par value. Immediately after the stock split and effective as of March 16, 2011, the Company's Board of Directors approved the redemption of 41,882,966 shares (25,129,780 class A shares and 16,753,186 class B shares) in connection with the split-off the Axis business described in Note 23.

     On April 14, 2011, the Company went public through an initial public offering of its Class A shares in the New York Stock Exchange. As a result of the offering, the Company issued 9,529,412 Class A shares at a price of $17.00 per share. Net proceeds from the offering totaled $152,281.

     As a result, at December 31, 2011, the Company has 209,529,412 shares issued and outstanding with no par value, consisting of 129,529,412 class A shares and 80,000,000 class B shares.

     For both classes of shares, the balance sheets and statements of shareholders' equity reflect the stock split retrospectively for all periods presented.

Rights, privileges and obligations

     Holders of Class A shares are entitled to one vote per share and holders of Class B shares are entitled to five votes per share. Except with respect to voting, the rights, privileges and obligations of the Class A shares and Class B shares are pari passu in all respects, including with respect to dividends and rights upon liquidation of the Company.

Distribution of dividends

     The Company can only make distributions to the extent that immediately following the distribution, its assets exceed its liabilities and the Company is able to pay its debts as they become due. In addition, the 2019 Notes impose certain restrictions on the distribution of dividends as described in Note 11.

     During fiscal years 2011 and 2010, the Company declared dividend distributions totaling $50,027 and $40,000, respectively. A portion of the dividends declared in 2010 amounting to $6,600 was paid in fiscal year 2011.